RELATED PARTY BALANCE AND TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 ILS (₪)
Related Party Transaction [Line Items]
Interest incurred, loans received from its shareholders	$ 270,000
Subsequent Event [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Additional monthly payment to be paid to related party for devoted time		$ 4,600
Increased additional monthly payment to be paid to related party for devoted time, as a result of acheiving net income before taxes in the Company's first calendar year audited financial statements		$ 9,000
Subsequent Event [Member] | Board of Directors Chairman [Member] | ILS [Member]
Related Party Transaction [Line Items]
Additional monthly payment to be paid to related party for devoted time | ₪			₪ 17,500
Increased additional monthly payment to be paid to related party for devoted time, as a result of acheiving net income before taxes in the Company's first calendar year audited financial statements | ₪			₪ 35,000
Subsequent Event [Member] | Director [Member]
Related Party Transaction [Line Items]
Sales commission percentage to be paid to related party		2.50%	2.50%